UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	10/31/2019

Item 1 – Reports to Stockholders

PGIM INCOME BUILDER FUND

ANNUAL REPORT

OCTOBER 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek income and long-term capital growth

Highlights (unaudited)

•	For the period, the Fund’s largest contributor within tactical asset allocation was an overweight to real estate, one of the best-performing asset classes.

•	Additionally, the Fund was underweight short duration high yield, which lagged most other fixed income asset classes during the period.

•	Strategic asset allocation was a key driver of negative relative returns as many of the Fund’s diversified exposures failed to keep pace with strong performance from equity and bond markets.

•	Strategically, the largest impact came from exposure to master limited partnerships (MLPs), which posted negative absolute and relative returns over the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM. PGIM Fixed Income and PGIM Real Estate are units of PGIM. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Income Builder Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Income Builder Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2019.

While the US economy remained healthy, with rising corporate profits and strong job growth, the Federal Reserve cut interest rates three times in the latter half of the period. The cuts were a proactive attempt by the Fed to extend the longest domestic economic expansion on record as growth in many regions weakened. China in particular showed signs of slowing amid trade tensions with the US, and turmoil in the United Kingdom continued as it negotiates an exit from the European Union.

The interest-rate cuts helped boost the performance of stocks globally. For the period overall, large-cap US equities along with stocks in developed and emerging foreign markets all rose by double digits. Small-cap US stocks posted a single-digit gain. This positive performance came despite significant volatility early in the period. Equities plunged at the end of 2018 on concerns about China’s economy, a potential global trade war, higher interest rates, and worries that profit growth might slow. Stocks reversed course early in 2019, rising sharply after the Fed moderated its position on additional rate hikes for the remainder of the year.

The overall US bond market posted strong returns during the period on a significant rally in interest rates that saw the 10-year US Treasury yield decline from over 3% to under 2%. Investment-grade corporate bonds led the way with a double-digit gain, while corporate high yield and municipal bonds each had a return in the high single digits. Globally, bonds in developed markets delivered strong returns, and emerging markets debt rose by double digits.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Income Builder Fund

December 16, 2019

PGIM Income Builder Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/19 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.02	2.78	5.57	—
Class B	5.20	2.81	5.26	—
Class C	9.32	2.96	5.26	—
Class R	10.88	3.48	5.80	—
Class Z	11.44	4.01	6.32	—
Class R6	11.33	N/A	N/A	5.81 (12/30/16)
S&P 500 Index
	14.31	10.77	13.69	—
Bloomberg Barclays US Aggregate Bond Index
	11.51	3.24	3.73	—

	Average Annual Total Returns as of 10/31/19 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.01	3.73	6.05	—
Class B	10.20	2.95	5.26	—
Class C	10.32	2.96	5.26	—
Class R	10.88	3.48	5.80	—
Class Z	11.44	4.01	6.32	—
Class R6	11.33	N/A	N/A	5.81 (12/30/16)
S&P 500 Index
	14.31	10.77	13.69	—
Bloomberg Barclays US Aggregate Bond Index
	11.51	3.24	3.73	—

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the S&P 500 Index and the Bloomberg Barclays US Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (October 31, 2009) and the account values at the end of the current fiscal year (October 31, 2019) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

PGIM Income Builder Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Year 1) 4.00% (Year 2) 3.00% (Year 3) 2.00% (Year 4) 1.00% (Years 5/6) 0.00% (Year 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.58%.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 4.32%.

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Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings as of 10/31/19

Ten Largest Holdings	Line of Business	% of Net Assets
SPDR Bloomberg Barclays Convertible Securities ETF	Exchange-Traded Funds	5.4%
PGIM Total Return Bond Fund Class R6	Affiliated Mutual Funds	5.0%
PGIM Short Duration High Yield Income Fund Class R6	Affiliated Mutual Funds	5.0%
Invesco Preferred ETF	Exchange-Traded Funds	3.0%
PGIM QMA Strategic Alpha International Equity ETF	Exchange-Traded Funds	2.6%
Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels	1.4%
ONEOK, Inc.	Oil, Gas & Consumable Fuels	1.1%
Enterprise Products Partners LP, MLP	Oil, Gas & Consumable Fuels	0.9%
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	0.9%
Energy Transfer LP, MLP	Oil, Gas & Consumable Fuels	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments.

PGIM Income Builder Fund	9

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Income Builder Fund’s Class Z shares returned 11.44% in the 12-month reporting period that ended October 31, 2019, in line with the 11.51% return of the Bloomberg Barclays US Aggregate Bond Index (the Index) but underperforming the 14.31% return of the S&P 500 Index.

What were the market conditions?

•	Global economic growth continued to be weak during the period, buffeted by the powerful crosscurrents of the US-China trade war and global monetary easing.

•

The trade standoff took a toll on business confidence, industrial production, and trade flows. It weighed heavily on global manufacturing, hitting export-oriented economies—including China, Europe, and Japan—the hardest.

•

Fortunately, weakness in manufacturing did not drag down the services sector, which remained resilient. The trade war also has had less of an impact on more domestic-oriented economies like the US. As a result, there has been a pronounced divergence in growth among sectors and regions within the global economy.

•

Given the weak growth backdrop and elevated geopolitical risks, global central banks embarked on a fresh round of monetary easing during the period, aiming to stimulate growth and counter the negative effects of the trade war.

•

However, with interest rates already at, near, or below zero in many countries, the power of monetary policy may have been muted. Thus, the focus shifted to using fiscal policy as a means of stimulating growth, especially in Europe.

•

Powered by a healthy consumer, US economic growth remained resilient while eurozone growth was anemic, with Germany and Italy teetering on the edge of recession. Uncertainty over Brexit—the United Kingdom’s ongoing effort to exit the European Union—finally caught up with the UK economy, which contracted in the second quarter of 2019. Japanese economic growth was decent, but risks were tilted to the downside given weak global growth, yen appreciation, and a pending consumer tax hike.

•

Emerging market growth remained hostage to trade tensions, especially for such export-dependent economies as China, Taiwan, and Korea. Although the economies of emerging market countries such as India and Brazil are less levered to the global export cycle, they also succumbed to a slowdown in growth amid weaker consumer spending and slow progress on much-needed reforms.

•	Uncertainty surrounding a shifting global paradigm and its implications for global growth made for a challenging and volatile environment during the period.

What worked?

•	For the period, the Fund’s largest contributor within tactical asset allocation was an overweight to real estate, one of the best-performing asset classes.

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•	Additionally, the Fund was underweight short duration high yield, which lagged most other fixed income asset classes during the period.

•	Subadvisor allocations generally performed well, specifically the Jennison MLP sleeve, the Prudential Emerging Market Debt sleeve, and the PGIM High Yield Debt sleeve.

What didn’t work?

•	Strategic asset allocation was a key driver of negative relative returns as many of the Fund’s diversified exposures failed to keep pace with strong performance from equity and bond markets.

•	Strategically, the largest impact came from exposure to master limited partnerships (MLPs), which posted negative absolute and relative returns over the period.

•	Tactical exposure slightly detracted overall for the period, driven by occasional overweights to MLPs, as well as a tilt towards risk assets late in 2018.

•	Specific to the underlying managers, the Jennison Equity Income sleeve trailed its benchmark by a large margin, a headwind for performance.

Did the Fund use derivatives?

The Fund did not utilize any derivative instruments at the aggregate level, although the underlying subadvisors may, as is permitted in managing their respective strategies. The Fund’s use of derivatives did not have a material effect on performance.

Current outlook

•

The Fund seeks to provide income and long-term capital growth by investing in a dynamically managed, diversified portfolio of income-oriented securities. It adjusts its allocations as market conditions change to help provide a balance of yield, return, and risk.

•

Escalating geopolitical risks and increased monetary easing have elevated both the upside and downside risks for the global economy. As such, it is currently very difficult to determine which force will gain the upper hand.

•

The greatest threat to the global economy is an escalation of the US-China trade war, which likely would lead to an even deeper downturn in global manufacturing. In turn, this could progressively weaken the healthier components of the global economy, namely the services sector and US consumer spending. A more constructive scenario for risky assets would involve a tamping down of these geopolitical risks and any sign that monetary stimulus has reaccelerated global growth.

•

Given this backdrop, there is potential for significant market swings between now and year end. Accordingly, the Fund is staying close to its policy benchmarks and maintaining a shorter-than-normal investment horizon, providing flexibility to quickly reposition its portfolios.

PGIM Income Builder Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Income Builder Fund		Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,029.80	0.95%	$4.86
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class B	Actual	$1,000.00	$1,026.60	1.70%	$8.68
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64
Class C	Actual	$1,000.00	$1,026.60	1.70%	$8.68
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64
Class R	Actual	$1,000.00	$1,029.60	1.20%	$6.14
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11
Class Z	Actual	$1,000.00	$1,031.90	0.70%	$3.59
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class R6	Actual	$1,000.00	$1,032.00	0.70%	$3.59
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2019, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Income Builder Fund	13

Schedule of Investments

as of October 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 97.2%

AFFILIATED MUTUAL FUNDS 10.8%
PGIM QMA International Equity Fund (Class R6)	436,938	$3,176,536
PGIM Short Duration High Yield Income Fund (Class R6)	2,300,161	20,563,438
PGIM Total Return Bond Fund (Class R6)	1,384,293	20,792,080

TOTAL AFFILIATED MUTUAL FUNDS (cost $42,834,699)		44,532,054

COMMON STOCKS 40.7%

Aerospace & Defense 1.1%
Boeing Co. (The)	2,465	837,878
Lockheed Martin Corp.	5,295	1,994,521
Safran SA (France)	11,769	1,860,468

		4,692,867

Banks 1.9%
Bank of America Corp.	57,492	1,797,775
BB&T Corp.	48,092	2,551,281
BNP Paribas SA (France)	20,483	1,070,641
JPMorgan Chase & Co.	18,458	2,305,773

		7,725,470

Capital Markets 0.1%
CME Group, Inc.	1,586	326,320

Chemicals 0.8%
Akzo Nobel NV (Netherlands)	11,173	1,027,698
Hexion Holdings Corp. (Class B Stock)*	3,950	39,895
Linde PLC (United Kingdom)	11,696	2,319,902

		3,387,495

Commercial Services & Supplies 0.2%
Republic Services, Inc.	8,715	762,650

Communications Equipment 0.3%
Cisco Systems, Inc.	21,317	1,012,771
Nokia OYJ (Finland), ADR(a)	113,631	414,753

		1,427,524

Consumer Finance 0.4%
American Express Co.	12,422	1,456,852

See Notes to Financial Statements.

PGIM Income Builder Fund	15

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
AT&T, Inc.	48,054	$1,849,598
Telefonica Deutschland Holding AG (Germany)	254,646	809,312

		2,658,910

Electric Utilities 1.1%
Edison International	31,259	1,966,191
Entergy Corp.(a)	9,178	1,114,943
GenOn Energy Holdings, Inc. (Class A Stock)^*(a)	1,853	430,823
Keycon Power Holdings LLC*	350	108,500
SSE PLC (United Kingdom)	64,439	1,071,414

		4,691,871

Entertainment 0.4%
Walt Disney Co. (The)	11,521	1,496,808

Equity Real Estate Investment Trusts (REITs) 9.1%
Activia Properties, Inc. (Japan)	85	448,428
American Campus Communities, Inc.	29,832	1,491,003
American Tower Corp.	3,523	768,296
Apple Hospitality REIT, Inc.	149,837	2,469,314
Boston Properties, Inc.	3,509	481,435
CareTrust REIT, Inc.	43,308	1,049,786
Essential Properties Realty Trust, Inc.	31,982	820,658
Extra Space Storage, Inc.	3,705	415,960
Frasers Logistics & Industrial Trust (Singapore)	430,699	398,429
Healthpeak Properties, Inc.	28,293	1,064,383
Invincible Investment Corp. (Japan)	2,713	1,714,597
Japan Hotel REIT Investment Corp. (Japan)	996	825,819
Kenedix Retail REIT Corp. (Japan)	380	1,046,904
Keppel REIT (Singapore)	1,090,992	970,113
Lendlease Global Commercial REIT (Singapore)*	1,033,600	721,761
Link REIT (Hong Kong)	36,225	394,394
Mapletree Commercial Trust (Singapore)	1,040,300	1,779,953
Mapletree Logistics Trust (Singapore)	1,673,830	2,064,344
Medical Properties Trust, Inc.	121,661	2,522,033
MGM Growth Properties LLC (Class A Stock)	78,756	2,457,975
New Senior Investment Group, Inc.	355,754	2,504,508
Omega Healthcare Investors, Inc.	21,110	929,684
Prologis, Inc.	24,214	2,125,021
Realty Income Corp.	6,568	537,197
Spirit Realty Capital, Inc.	49,162	2,450,234
STAG Industrial, Inc.	57,528	1,785,669
STORE Capital Corp.	20,335	823,568

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Industrial Income REIT (Canada)	25,624	$248,633
Summit Industrial Income REIT (Canada) (Sub RCT)*	51,533	500,814
Tritax Big Box REIT PLC (United Kingdom)	409,055	797,082
Welltower, Inc.	11,289	1,023,799

		37,631,794

Food & Staples Retailing 0.4%
Walmart, Inc.	13,712	1,607,869

Food Products 0.3%
Danone SA (France)	10,314	855,202
Mondelez International, Inc. (Class A Stock)	8,795	461,298

		1,316,500

Health Care Equipment & Supplies 0.7%
Abbott Laboratories	19,958	1,668,689
Zimmer Biomet Holdings, Inc.	7,506	1,037,554

		2,706,243

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	11,861	2,333,059

Household Products 0.6%
Procter & Gamble Co. (The)	19,732	2,456,831

Independent Power & Renewable Electricity Producers 0.5%
NextEra Energy Partners LP	38,235	2,014,984

Insurance 0.6%
Chubb Ltd.	7,139	1,088,126
MetLife, Inc.	34,063	1,593,808

		2,681,934

Mortgage Real Estate Investment Trusts (REITs) 0.5%
MFA Financial, Inc.	182,227	1,383,103
Starwood Property Trust, Inc.	26,636	655,246

		2,038,349

Multi-Utilities 0.6%
Dominion Energy, Inc.	28,775	2,375,376

See Notes to Financial Statements.

PGIM Income Builder Fund	17

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 12.5%
Antero Midstream Corp.(a)	102,510	$660,164
BP PLC (United Kingdom), ADR	56,212	2,130,997
Cheniere Energy Partners LP, MLP	58,532	2,629,843
Crestwood Equity Partners LP, MLP	23,152	836,713
Enable Midstream Partners LP, MLP	40,352	407,152
Enbridge, Inc. (Canada)	62,582	2,279,294
Energy Transfer LP, MLP	284,507	3,581,943
EnLink Midstream LLC, UTS*	84,534	528,337
Enterprise Products Partners LP, MLP	143,838	3,744,103
EQM Midstream Partners LP, MLP	10,728	320,553
Equitrans Midstream Corp.(a)	13,104	182,408
Frontera Energy Corp. (Colombia)	2,232	17,789
Gibson Energy, Inc. (Canada)	86,689	1,511,183
Kinder Morgan, Inc.	179,309	3,582,594
Magellan Midstream Partners LP, MLP	17,093	1,065,236
MPLX LP, MLP	82,860	2,185,018
Noble Midstream Partners LP, MLP	17,135	413,296
ONEOK, Inc.	62,966	4,396,916
Pembina Pipeline Corp. (Canada)	72,630	2,553,671
Phillips 66 Partners LP, MLP	10,249	572,817
Plains All American Pipeline LP, MLP	139,679	2,532,380
Plains GP Holdings LP (Class A Stock)*	11,380	211,213
Rattler Midstream LP*	30,877	463,773
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	29,162	1,690,521
Tallgrass Energy LP (Class A Stock)	104,238	1,945,081
Targa Resources Corp.	88,479	3,440,063
TC Energy Corp. (Canada)	31,261	1,575,770
Western Midstream Partners LP, MLP	20,885	444,015
Williams Cos., Inc. (The)	265,548	5,924,376

		51,827,219

Personal Products 0.1%
Unilever PLC (United Kingdom)	7,470	447,624

Pharmaceuticals 1.4%
AstraZeneca PLC (United Kingdom), ADR	65,898	3,230,979
Bristol-Myers Squibb Co.	9,980	572,552
Elanco Animal Health, Inc.*	32,151	868,720
Merck & Co., Inc.	13,192	1,143,219

		5,815,470

Real Estate Management & Development 0.9%
LEG Immobilien AG (Germany)	3,384	388,435

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
New World Development Co. Ltd. (Hong Kong)	1,244,108	$1,772,286
Sun Hung Kai Properties Ltd. (Hong Kong)	71,972	1,083,137
TLG Immobilien AG (Germany)	15,872	464,967

		3,708,825

Road & Rail 0.2%
Union Pacific Corp.	3,950	653,567

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.*(a)	56,611	1,920,811
Intel Corp.	21,848	1,235,067
Lam Research Corp.	4,616	1,251,121
QUALCOMM, Inc.	38,387	3,087,850
Texas Instruments, Inc.	10,450	1,232,996

		8,727,845

Software 0.4%
Microsoft Corp.	11,207	1,606,748

Specialty Retail 0.9%
Foot Locker, Inc.	21,324	927,807
Lowe’s Cos., Inc.	9,301	1,038,085
Ross Stores, Inc.	16,271	1,784,440

		3,750,332

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	5,267	1,310,219

Tobacco 0.2%
Philip Morris International, Inc.	12,144	989,007

Transportation Infrastructure 0.3%
Atlantia SpA (Italy)	45,251	1,117,449

Wireless Telecommunication Services 0.6%
Tele2 AB (Sweden) (Class B Stock)	96,610	1,380,635
Vodafone Group PLC (United Kingdom), ADR	45,381	926,680

		2,307,315

TOTAL COMMON STOCKS (cost $151,341,322)		168,051,326

See Notes to Financial Statements.

PGIM Income Builder Fund	19

Schedule of Investments (continued)

as of October 31, 2019

Description	Shares	Value
EXCHANGE-TRADED FUNDS 11.7%
Invesco Preferred ETF(a)	827,788	$12,400,264
iShares Core MSCI Emerging Markets ETF	55,000	2,814,350
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	10,697,380
SPDR Bloomberg Barclays Convertible Securities ETF	421,342	22,436,462

TOTAL EXCHANGE-TRADED FUNDS (cost $45,124,381)		48,348,456

PREFERRED STOCKS 3.2%

Electric Utilities 0.3%
American Electric Power Co., Inc., CVT, 6.125%	19,451	1,069,610

Equity Real Estate Investment Trusts (REITs) 2.2%
American Homes 4 Rent	43,331	1,150,438
EPR Properties(a)	34,363	902,029
Gladstone Commercial Corp.	34,361	901,976
Investors Real Estate Trust(a)	30,510	802,413
Monmouth Real Estate Investment Corp.	36,614	915,350
Office Properties Income Trust	36,100	941,488
PS Business Parks, Inc.(a)	26,549	679,389
Rexford Industrial Realty, Inc.	30,427	800,942
UMH Properties, Inc.	30,148	810,981
Vornado Realty Trust	47,871	1,247,519

		9,152,525

Health Care Equipment & Supplies 0.4%
Danaher Corp., Series A, CVT, 4.750%	1,513	1,679,914

Multi-Utilities 0.3%
Sempra Energy, Series A, CVT, 6.000%	11,463	1,330,052

TOTAL PREFERRED STOCKS (cost $12,490,379)		13,232,101

	Units

RIGHTS* 0.0%

Equity Real Estate Investment Trusts (REITs)
Mapletree Commercial Trust (Singapore), expiring 11/08/19 (cost $0)	73,861	4,763

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES 2.0%

Collateralized Loan Obligations
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.351	%(c)	10/15/28	675	$674,909
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	2.783	(c)	07/18/27	480	479,302
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.216	(c)	10/20/28	500	499,996
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	3.106	(c)	01/20/28	600	598,798
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.282	(c)	07/17/29	500	497,375
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)	3.441	(c)	04/15/29	650	649,970
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.402	(c)	04/17/30	500	498,751
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.801	(c)	07/15/27	419	417,355
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.251	(c)	01/15/29	500	500,256
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.328	(c)	05/15/26	176	175,754
Sound Point CLO Ltd. (Cayman Islands), Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.256	(c)	10/20/28	250	249,728
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.201	(c)	01/15/29	500	499,681
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.330	(c)	10/25/28	500	499,806
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.446	(c)	07/25/29	500	499,836

See Notes to Financial Statements.

PGIM Income Builder Fund	21

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.246	%(c)	07/20/29	500	$498,623
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	2.876	(c)	04/20/28	350	347,923
Zais CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.166	(c)	07/20/31	500	490,806

TOTAL ASSET-BACKED SECURITIES (cost $8,099,620)					8,078,869

BANK LOANS 0.1%

Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205	(c)	07/09/26	275	266,750

					266,750

Oil & Gas 0.0%
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	7.104	(c)	03/27/24	100	99,500
Term B Loan, 3 Month LIBOR + 4.500%	6.604	(c)	07/29/21	99	99,092

					198,592

TOTAL BANK LOANS (cost $465,520)					465,342

CONVERTIBLE BOND 0.1%

Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $633,926)	7.250		05/15/21	623	645,973

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 17.1%

Advertising 0.1%
National CineMedia LLC,
Sr. Sec’d. Notes, 144A	5.875%	04/15/28	75	$78,833
Sr. Unsec’d. Notes	5.750	08/15/26	225	219,937

				298,770

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,200	1,163,250
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	50	47,813
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	354,375
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	52,312

				1,617,750

Agriculture 0.1%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28	200	208,400
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	150	144,000

				352,400

Auto Manufacturers 0.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	51,125
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	200	174,645
Sr. Unsec’d. Notes	5.291	12/08/46	550	510,644
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	300	306,000

				1,042,414

Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	400	314,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	25	24,125
Gtd. Notes(a)	6.250	03/15/26	300	285,000
Gtd. Notes(a)	6.500	04/01/27	275	260,562
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	225	191,250

See Notes to Financial Statements.

PGIM Income Builder Fund	23

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750%		04/15/25		225	$232,875
Gtd. Notes, 144A	6.500		06/01/26		200	210,000
Titan International, Inc., Sr. Sec’d. Notes	6.500		11/30/23		125	102,188

						1,620,000

Banks 0.5%
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	5.750		01/30/25		200	182,392
Sr. Unsec’d. Notes	6.750		10/31/23	EUR	200	224,822
Sr. Unsec’d. Notes, 144A	6.375		07/15/26	EUR	100	108,775
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, 144A	6.750		09/30/22		200	219,740
CIT Group, Inc., Sub. Notes	6.125		03/09/28		50	59,000
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750		05/02/24		220	230,864
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	(cc)	03/20/25		200	209,000
TC Ziraat Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, MTN	5.125		09/29/23		200	190,000
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	5.942		11/21/23		200	219,862
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950		10/17/22		200	215,381

						1,859,836

Beverages 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500		04/01/25		75	78,188

Building Materials 0.3%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.700		01/11/25		200	205,800
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000		04/15/26		150	147,507

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A	5.375%	02/01/28	70	$74,025
Gtd. Notes, 144A	5.750	09/15/26	50	53,063
Patrick Industries, Inc., Sr. Unsec’d. Notes, 144A	7.500	10/15/27	100	103,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	150	155,625
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	225	243,000
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	375	390,345

				1,373,115

Chemicals 0.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43	50	57,000
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	425	417,562
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50	200	198,900
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	200	177,718
Gtd. Notes(a)	7.000	05/15/25	245	236,425
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.875	06/19/29	200	205,800
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	210	193,200
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	230	221,375
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	300	308,250
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48	225	228,150
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	200	194,500
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	350	348,250
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	150	159,000

See Notes to Financial Statements.

PGIM Income Builder Fund	25

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	115	$108,388
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	310	297,600
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750	07/15/25	160	127,270

				3,479,388

Coal 0.0%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	10	10,200

Commercial Services 0.6%
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	50	50,932
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	1,125	1,262,812
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	825	851,812
Gtd. Notes	5.250	01/15/30	225	236,531
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	130	138,288

				2,540,375

Computers 0.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26	693	645,357
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	200	210,750
MTS Systems Corp., Gtd. Notes, 144A	5.750	08/15/27	40	41,900
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	100	102,375
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	75	77,156

				1,077,538

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.0%
Anixter, Inc., Gtd. Notes	6.000%	12/01/25	100	$102,750
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	75	78,844

				181,594

Diversified Financial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	50	53,375
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	225	235,125
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	110	115,830
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	125	129,688
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	660	722,700
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	233,575
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	175	193,813
Gtd. Notes(a)	7.125	03/15/26	475	542,687

				2,226,793

Electric 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.000	10/03/49	200	203,320
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	50	50,125
Sr. Unsec’d. Notes	5.750	01/15/25	1,000	1,025,000
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750	02/14/42	200	217,002
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	400	423,103
Sr. Unsec’d. Notes	7.125	02/11/25	200	205,572
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	200	205,164
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	503,280
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A	9.000	12/01/23	32	32,786

See Notes to Financial Statements.

PGIM Income Builder Fund	27

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, (cont’d.)
Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000%	06/01/24	84	$85,231
Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950	09/14/26	200	202,750
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	108,250
Gtd. Notes, 144A	5.250	06/15/29	50	53,625
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	420	480,900
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	285	294,975
Gtd. Notes, 144A	5.500	09/01/26	100	105,672
Sr. Unsec’d. Notes, 144A(a)	5.625	02/15/27	325	344,500

				4,541,255

Energy-Alternate Sources 0.1%
Azure Power Solar Energy Private Ltd. (India), Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24	200	200,800
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22	200	197,298

				398,098

Engineering & Construction 0.2%
AECOM,
Gtd. Notes	5.125	03/15/27	275	290,042
Gtd. Notes	5.875	10/15/24	50	53,938
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes	4.250	10/27/27	200	186,873
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	4.250	10/31/26	200	204,500
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	225	236,250

				971,603

Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.875	11/15/26	375	341,719
Gtd. Notes	6.125	05/15/27	50	45,219

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	375	$383,906
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	125	131,406
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25	350	388,937
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	175	185,937
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A	6.375	02/01/24	15	14,394
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	225	231,750
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	50	50,063
Gtd. Notes	6.625	05/15/21	100	101,250
Gtd. Notes, 144A	8.250	03/15/26	350	370,125
Sr. Sec’d. Notes, 144A	5.000	10/15/25	125	128,750
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	125	131,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	10/01/29	60	62,700

				2,567,756

Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	100	102,125
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	150	155,812
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29	120	133,504
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	250	269,375
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	325	348,244
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	125	131,775
Gtd. Notes, 144A(a)	5.625	01/15/28	200	214,000

				1,354,835

See Notes to Financial Statements.

PGIM Income Builder Fund	29

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	225	$246,375
Sr. Unsec’d. Notes	5.875	08/20/26	350	387,625

				634,000

Healthcare-Services 0.8%
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24	52	39,520
Encompass Health Corp., Gtd. Notes	4.750	02/01/30	50	51,563
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	150	147,562
HCA, Inc.,
Gtd. Notes	5.625	09/01/28	150	168,562
Gtd. Notes	5.875	02/01/29	425	481,844
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	425	420,495
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	225	189,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	425	466,437
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	75	68,625
Gtd. Notes, 144A	10.000	04/15/27	150	151,875
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	75	79,219
Sr. Sec’d. Notes, 144A	5.125	11/01/27	50	52,124
Sr. Unsec’d. Notes(a)	6.750	06/15/23	450	477,000
Sr. Unsec’d. Notes(a)	7.000	08/01/25	275	283,937
Sr. Unsec’d. Notes	8.125	04/01/22	25	27,063

				3,104,826

Home Builders 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	225	226,125
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	150	167,250
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	100	98,000
Gtd. Notes	6.750	03/15/25	175	181,125
Sr. Unsec’d. Notes, 144A	7.250	10/15/29	125	131,563

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	150	$155,250
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.250	09/15/27	75	76,500
Century Communities, Inc., Gtd. Notes, 144A	6.750	06/01/27	200	214,000
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	100	107,500
KB Home,
Gtd. Notes	4.800	11/15/29	50	50,406
Gtd. Notes	6.875	06/15/27	150	171,000
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	125	130,000
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	200	211,500
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	296,312
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	250	236,719
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	350	390,845
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	350	356,125
Gtd. Notes	7.000	08/15/22	22	22,055
Gtd. Notes, 144A	6.625	07/15/27	175	184,187

				3,406,462

Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	5.000	10/01/29	50	51,125

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Sr. Unsec’d. Notes, 144A	4.500	10/15/29	125	125,625

See Notes to Financial Statements.

PGIM Income Builder Fund	31

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	4.875%	06/15/30	50	$50,550
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(a)	5.750	01/15/27	425	431,962

				482,512

Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.875	06/01/27	450	429,188

Lodging 0.0%
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	50	51,140
MGM Resorts International, Gtd. Notes	5.750	06/15/25	75	83,250

				134,390

Machinery-Diversified 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	100	103,250
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	275	290,469

				393,719

Media 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	175	178,281
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	145	151,706
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	350	373,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(a)	9.250	02/15/24	758	833,800
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	125	132,500
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	195	200,850
Sr. Sec’d. Notes, 144A	5.375	08/15/26	100	104,375
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	680	686,018
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	100	104,250

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Entercom Media Corp., (cont’d.)
Sec’d. Notes, 144A	6.500%	05/01/27	90	$94,050
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	150	157,691
Gtd. Notes, 144A	7.000	05/15/27	70	76,599
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	151,500
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	215	219,837
Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A	5.875	07/15/27	50	51,235
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	75	78,281
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	05/15/23	125	124,844
Sr. Sec’d. Notes, 144A	5.125	02/15/25	200	195,250

				3,914,692

Mining 0.5%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	250	260,625
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875	11/04/44	200	234,234
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	200	216,000
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500	03/01/24	250	244,250
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.500	09/15/27	80	78,950
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	50	52,000
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	215	221,987
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	220	266,054
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	100	100,000
Gtd. Notes, 144A	6.375	05/15/25	150	142,515
Nexa Resources SA (Peru), Gtd. Notes, 144A	5.375	05/04/27	210	222,865
Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	150	157,515

				2,196,995

See Notes to Financial Statements.

PGIM Income Builder Fund	33

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27		50	$52,750

Oil & Gas 3.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)	775	89,125
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25		475	311,125
Gtd. Notes	5.125	12/01/22		25	18,719
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		275	210,375
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		201	190,206
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27		525	328,125
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		175	182,656
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		130	127,075
Gtd. Notes, 144A	7.250	03/14/27		225	180,214
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		50	48,876
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21		50	43,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		70	73,676
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26		325	138,125
Gtd. Notes, 144A	7.375	05/15/24		130	53,300
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		415	594,321
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24		50	44,390
Sr. Unsec’d. Notes, 144A	5.750	10/01/25		125	111,563
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	126,750
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	6.375	10/24/48		200	251,560
Sr. Unsec’d. Notes, 144A	6.375	10/24/48		200	251,560
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		300	283,500
Gtd. Notes, 144A	7.000	03/31/24		225	211,343

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Nabors Industries, Inc., Gtd. Notes(a)	5.750%	02/01/25			325	$242,223
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine), Sr. Unsec’d. Notes	7.125	07/19/24		EUR	200	233,169
Oil & Gas Holding Co. BSCC (The) (Bahrain), Sr. Unsec’d. Notes	8.375	11/07/28			200	235,243
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49			200	208,372
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48			200	261,598
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.999	01/27/28			128	144,264
Gtd. Notes	6.900	03/19/49			50	58,115
Gtd. Notes	7.375	01/17/27			863	1,045,093
Gtd. Notes	8.750	05/23/26			350	448,000
Petroleos de Venezuela SA (Venezuela),
First Lien, 144A	8.500	10/27/20			385	107,800
Sr. Unsec’d. Notes	5.375	04/12/27	(d)		625	37,500
Sr. Unsec’d. Notes	6.000	05/16/24	(d)		115	6,900
Sr. Unsec’d. Notes	6.000	11/15/26	(d)		670	40,200
Sr. Unsec’d. Notes	9.000	11/17/21	(d)		150	9,000
Sr. Unsec’d. Notes	9.750	05/17/35	(d)		200	12,000
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48			554	529,762
Gtd. Notes	6.500	03/13/27			340	360,400
Gtd. Notes	6.500	01/23/29			130	135,590
Gtd. Notes	6.500	06/02/41			730	726,167
Gtd. Notes, 144A	6.490	01/23/27			295	314,913
Gtd. Notes, 144A	7.690	01/23/50			245	267,148
Gtd. Notes, MTN	6.875	08/04/26			220	240,680
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26			275	237,875
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25			250	200,625
Gtd. Notes	5.000	03/15/23			100	86,500
Gtd. Notes	5.875	07/01/22			60	57,000
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24			200	202,008
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875	05/17/42			400	489,721

See Notes to Financial Statements.

PGIM Income Builder Fund	35

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes	4.000%	09/13/47	200	$219,697
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	200	208,097
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500	02/15/26	100	103,385
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25	67	66,583
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	375	330,938
Gtd. Notes, 144A	7.500	01/15/26	100	89,000
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago), Sr. Sec’d. Notes, 144A	9.750	06/15/26	75	84,525
Valaris PLC,
Sr. Unsec’d. Notes	5.750	10/01/44	50	20,250
Sr. Unsec’d. Notes	7.750	02/01/26	200	105,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	100	101,000
Sr. Unsec’d. Notes	5.250	10/15/27	100	97,250
Sr. Unsec’d. Notes	5.750	06/01/26	50	50,250

				12,284,175

Packaging & Containers 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23	400	415,500
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23	228	237,805

				653,305

Pharmaceuticals 0.2%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	85	95,625
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25	225	233,578
Gtd. Notes, 144A	7.000	01/15/28	100	107,875
Gtd. Notes, 144A	7.250	05/30/29	110	121,138
Sr. Sec’d. Notes, 144A	5.750	08/15/27	35	38,008

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
NVA Holdings, Inc., Gtd. Notes, 144A	6.875%	04/01/26	125	$134,062

				730,286

Pipelines 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes	4.600	11/02/47	200	230,874
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(a)	5.750	01/15/28	325	241,312
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	50	46,625
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	75	76,125
Gtd. Notes, 144A	6.450	11/03/36	75	77,063
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	7.000	08/01/27	140	145,624
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768	12/15/37	75	96,641
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	250	263,775
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	100	110,625
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes	6.875	03/24/26	200	233,000
Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	291,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500	01/15/28	325	304,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375	02/01/27	25	25,594

				2,143,195

Real Estate 0.2%
Country Garden Holdings Co. Ltd. (China), Sr. Sec’d. Notes	8.000	01/27/24	200	218,704
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	275	259,922

See Notes to Financial Statements.

PGIM Income Builder Fund	37

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	200	$208,500
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	75	77,906
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	225	220,929

				985,961

Real Estate Investment Trusts (REITs) 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	100	106,250
Gtd. Notes	4.500	01/15/28	150	157,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	50	52,750

				316,125

Retail 0.9%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	150	159,094
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	375	349,687
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	200	210,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes	6.500	05/01/21	75	63,000
Sr. Unsec’d. Notes	6.750	01/15/22	200	167,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	450	256,500
Sr. Unsec’d. Notes	8.625	06/15/20	225	128,250
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	350	368,375
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	100	103,010
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23	50	53,063
Gtd. Notes	6.750	07/01/36	225	186,750
Gtd. Notes	6.875	11/01/35	150	127,500
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	175	172,760
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	284	279,740

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	475	$404,367
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	325	335,562
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.500	06/01/24	150	153,330
Sr. Unsec’d. Notes	5.750	03/01/25	25	25,438
Sr. Unsec’d. Notes	5.875	03/01/27	25	25,875
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	100	107,500

				3,677,301

Software 0.2%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	50	50,520
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	65	71,073
Infor US, Inc., Gtd. Notes	6.500	05/15/22	45	45,619
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	40	40,650
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	230	238,581
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375	12/01/21	450	465,187

				911,630

Telecommunications 1.4%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39	180	183,150
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	330	295,845
CommScope, Inc.,
Gtd. Notes, 144A	8.250	03/01/27	170	161,029
Sr. Sec’d. Notes, 144A	6.000	03/01/26	150	154,125
Connect Finco SARL/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	207,250
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	157	92,826

See Notes to Financial Statements.

PGIM Income Builder Fund	39

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/22	98	$25,480
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	800	420,008
Sr. Unsec’d. Notes	6.000	04/15/21	200	149,002
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	200	149,002
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	715	707,850
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	635	659,410
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	175	189,000
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	6.500	10/13/26	200	220,700
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	265	274,606
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	136	147,560
Gtd. Notes	8.750	03/15/32	350	426,783
Sprint Corp., Gtd. Notes	7.625	02/15/25	360	395,550
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	610	460,550
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	452	460,759

				5,780,485

Transportation 0.2%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950	07/10/42	200	269,663
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	200	216,602
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.125	09/01/23	325	334,750

				821,015

TOTAL CORPORATE BONDS (cost $70,983,726)				70,821,670

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS 11.5%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400%		03/09/23		1,000	$966,008
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125		09/30/49		200	192,456
Albania Government International Bond (Albania), Sr. Unsec’d. Notes	3.500		10/09/25	EUR	100	120,777
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	8.250		05/09/28		200	208,782
Sr. Unsec’d. Notes	9.375		05/08/48		200	211,290
Sr. Unsec’d. Notes	9.500		11/12/25		400	449,976
Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750		05/07/24		167	61,547
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375		01/15/23	EUR	390	164,418
Sr. Unsec’d. Notes	3.380	(cc)	12/31/38	EUR	200	86,993
Sr. Unsec’d. Notes	3.750	(cc)	12/31/38		180	72,002
Sr. Unsec’d. Notes	5.625		01/26/22		300	127,203
Sr. Unsec’d. Notes	6.875		01/11/48		75	29,063
Sr. Unsec’d. Notes	7.500		04/22/26		210	88,727
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,170	619,663
Sr. Unsec’d. Notes, Series NY	8.280		12/31/33		757	386,129
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes	7.000		01/26/26		200	228,672
Sr. Unsec’d. Notes	7.000		10/12/28		200	230,580
Sr. Unsec’d. Notes	7.500		09/20/47		400	468,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.625		01/07/41		150	168,189
Sr. Unsec’d. Notes	7.125		01/20/37		135	173,308
Sr. Unsec’d. Notes	8.250		01/20/34		683	944,254
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125		01/18/41		225	291,375
Sr. Unsec’d. Notes	7.375		09/18/37		520	737,105
Sr. Unsec’d. Notes	10.375		01/28/33		200	321,300
Congolese International Bond (Congo (Republic)), Sr. Unsec’d. Notes	6.000	(cc)	06/30/29		200	172,408
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250		01/26/23		400	391,004
Sr. Unsec’d. Notes	4.375		04/30/25		200	191,502
Sr. Unsec’d. Notes	7.000		04/04/44		200	197,252
Sr. Unsec’d. Notes	7.158		03/12/45		200	199,002

See Notes to Financial Statements.

PGIM Income Builder Fund	41

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875%		04/18/24		400	$426,504
Sr. Unsec’d. Notes	6.850		01/27/45		100	112,751
Sr. Unsec’d. Notes	7.450		04/30/44		760	910,108
Sr. Unsec’d. Notes, 144A	6.000		07/19/28		320	354,003
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.950		06/20/24		200	192,502
Sr. Unsec’d. Notes	8.875		10/23/27		220	204,930
Sr. Unsec’d. Notes	9.650		12/13/26		200	196,752
Sr. Unsec’d. Notes	10.750		03/28/22		400	424,504
Sr. Unsec’d. Notes, 144A	7.875		01/23/28		200	179,200
Sr. Unsec’d. Notes, 144A	8.750		06/02/23		265	267,984
Sr. Unsec’d. Notes, 144A	8.875		10/23/27		200	186,300
Sr. Unsec’d. Notes, 144A	9.650		12/13/26		420	413,179
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes	7.903		02/21/48		200	200,134
Sr. Unsec’d. Notes, 144A	8.700		03/01/49		210	224,778
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	100	115,365
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	200	228,480
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	220	254,874
Sr. Unsec’d. Notes, 144A, MTN	7.600		03/01/29		200	211,390
Sr. Unsec’d. Notes, 144A, MTN	8.500		01/31/47		255	268,069
Sr. Unsec’d. Notes, EMTN	5.625		04/16/30	EUR	100	111,753
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes	5.875		01/30/25		335	347,147
Sr. Unsec’d. Notes	7.625		02/01/41		300	325,128
Sr. Unsec’d. Notes	8.250		04/10/32		280	322,703
Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.250		01/30/43		200	229,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes	6.125		05/03/24		200	197,524
Gabon Government International Bond (Gabon),
Bonds	6.375		12/12/24		400	397,880
Sr. Unsec’d. Notes	6.950		06/16/25		200	201,750
Ghana Government International Bond (Ghana),
Bank Gtd. Notes	10.750		10/14/30		200	252,133
Sr. Unsec’d. Notes	8.125		01/18/26		600	635,784
Sr. Unsec’d. Notes, 144A	8.950		03/26/51		205	207,204
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	4.875		02/13/28		200	212,252
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/38	EUR	240	341,974

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000	%(cc)	02/24/39	EUR	75	$107,302
Bonds	3.000	(cc)	02/24/40	EUR	115	164,828
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500		03/15/24		200	220,002
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625		03/29/41		252	414,009
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	7.750		01/17/38		200	298,017
Sr. Unsec’d. Notes	8.500		10/12/35		420	656,284
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	200	270,572
Sr. Unsec’d. Notes, EMTN	5.125		01/15/45		200	237,536
Sr. Unsec’d. Notes, EMTN	5.250		01/17/42		200	238,589
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800		01/15/28		500	480,100
Sr. Unsec’d. Notes	6.752		03/09/23		400	402,968
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125		06/15/25	EUR	200	241,237
Sr. Unsec’d. Notes	6.375		03/03/28		200	206,564
Sr. Unsec’d. Notes	6.625		03/22/48	EUR	240	263,743
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.875		07/28/45		200	264,002
Sr. Unsec’d. Notes	9.250		10/17/25		200	257,000
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes	7.375		10/10/47		200	210,570
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500		07/21/45		200	290,000
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes	6.875		06/24/24		200	212,203
Sr. Unsec’d. Notes, 144A	8.000		05/22/32		200	213,038
Sr. Unsec’d. Notes, 144A	8.250		02/28/48		200	209,312
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes	6.000		01/27/23		89	52,510
Sr. Unsec’d. Notes	6.650		04/22/24		120	68,160
Sr. Unsec’d. Notes	6.750		11/29/27		150	82,875
Sr. Unsec’d. Notes, EMTN	6.100		10/04/22		10	5,929
Sr. Unsec’d. Notes, EMTN	6.250		05/27/22		80	47,600
Sr. Unsec’d. Notes, EMTN	6.400		05/26/23		100	58,770
Sr. Unsec’d. Notes, EMTN	6.850		05/25/29		80	44,000
Sr. Unsec’d. Notes, GMTN	6.250		11/04/24		320	180,000
Sr. Unsec’d. Notes, GMTN	6.375		03/09/20		220	182,948

See Notes to Financial Statements.

PGIM Income Builder Fund	43

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Lebanon Government International Bond (Lebanon), (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.600%	11/27/26		30	$16,575
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30		170	93,245
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, 144A	4.080	04/27/46		250	298,852
Mexican Bonos (Mexico), Bonds, Series M30	10.000	11/20/36	MXN	1,800	121,138
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN(a)	6.050	01/11/40		446	569,212
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	274,813
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN	5.125	12/05/22		200	202,792
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		200	225,892
Mozambique International Bond (Mozambique), Unsec’d. Notes, 144A	5.000	09/15/31		200	176,000
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.250	10/29/25		200	202,924
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.143	02/23/30		200	200,553
Sr. Unsec’d. Notes	7.875	02/16/32		640	659,967
Sr. Unsec’d. Notes	8.747	01/21/31		200	220,040
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		200	200,332
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	4.750	06/15/26		430	417,637
Sr. Unsec’d. Notes	6.500	03/08/47		400	370,000
Sr. Unsec’d. Notes	6.750	01/17/48		200	187,500
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes	6.875	12/05/27		200	199,904
Sr. Unsec’d. Notes	8.250	09/30/25		200	218,161
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.870	07/23/60		200	214,000
Sr. Unsec’d. Notes	6.700	01/26/36		375	527,816
Sr. Unsec’d. Notes	9.375	04/01/29		80	122,201
Papua New Guinea Government International Bond (Papua New Guinea), Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	214,500
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100	08/11/44		200	243,252
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		150	219,752
Sr. Unsec’d. Notes	6.550	03/14/37		200	291,752
Sr. Unsec’d. Notes	8.750	11/21/33		255	420,434
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	3.950	01/20/40		100	114,840

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Philippine Government International Bond (Philippines), (cont’d.)
Sr. Unsec’d. Notes	7.750%		01/14/31			320	$473,530
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	4.000	(cc)	05/01/20		EUR	30	22,752
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes	9.125		03/16/24			300	102,750
Sr. Unsec’d. Notes	9.950		06/09/21			620	235,606
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	5.103		04/23/48			200	254,920
Sr. Unsec’d. Notes, 144A	4.817		03/14/49			555	682,550
Sr. Unsec’d. Notes, 144A	5.103		04/23/48			400	509,840
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	7.625		06/29/27			225	257,933
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500		11/19/25			200	219,682
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.750		09/30/49			200	193,524
Sr. Unsec’d. Notes	6.250		03/08/41			110	118,250
Sr. Unsec’d. Notes	6.300		06/22/48			200	211,898
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes	7.000		03/31/38	(d)		220	22,825
Sr. Unsec’d. Notes	7.750		10/13/19	(d)		110	11,413
Sr. Unsec’d. Notes	9.000		05/07/23	(d)		100	10,375
Sr. Unsec’d. Notes	11.950		08/05/31	(d)		300	31,125
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes	5.125		06/15/48			198	228,112
Sr. Unsec’d. Notes, 144A, MTN	4.625		04/03/49		EUR	71	103,021
Sr. Unsec’d. Notes, EMTN	4.125		03/11/39		EUR	150	201,607
Sr. Unsec’d. Notes, EMTN	6.125		01/22/44			142	184,387
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes	5.100		03/28/35			400	459,945
Sr. Unsec’d. Notes	5.250		06/23/47			200	238,860
Sr. Unsec’d. Notes	5.625		04/04/42			200	247,014
Sr. Unsec’d. Notes, 144A	5.100		03/28/35			200	229,972
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	12.750		06/24/28			210	357,702
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes	5.250		01/16/50			400	492,599
Sr. Unsec’d. Notes, EMTN	4.500		10/26/46			400	439,976
Sr. Unsec’d. Notes, EMTN	4.625		10/04/47			200	223,834
Sr. Unsec’d. Notes, EMTN	5.000		04/17/49			200	237,038

See Notes to Financial Statements.

PGIM Income Builder Fund	45

Schedule of Investments (continued)

as of October 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes	4.750%		03/13/28	EUR	100	$115,316
Sr. Unsec’d. Notes, 144A	6.750		03/13/48		200	196,040
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750		04/18/23		200	200,392
Sr. Unsec’d. Notes	5.875		07/25/22		200	201,795
Sr. Unsec’d. Notes	6.125		06/03/25		200	197,088
Sr. Unsec’d. Notes	6.850		11/03/25		200	202,784
Sr. Unsec’d. Notes, 144A	5.750		04/18/23		200	200,392
Sr. Unsec’d. Notes, 144A	6.750		04/18/28		200	195,462
Sr. Unsec’d. Notes, 144A	6.850		03/14/24		265	272,940
Sr. Unsec’d. Notes, 144A	7.850		03/14/29		400	413,949
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625		12/05/22		520	521,300
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875		10/09/26		300	280,909
Sr. Unsec’d. Notes	5.200		02/16/26	EUR	100	116,906
Sr. Unsec’d. Notes	6.000		03/25/27		280	277,032
Sr. Unsec’d. Notes	6.000		01/14/41		400	358,000
Sr. Unsec’d. Notes	6.350		08/10/24		200	206,000
Sr. Unsec’d. Notes	6.875		03/17/36		204	200,974
Sr. Unsec’d. Notes	7.250		12/23/23		400	426,000
Sr. Unsec’d. Notes	7.375		02/05/25		465	498,712
Sr. Unsec’d. Notes	7.625		04/26/29		200	214,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	—	(p)	05/31/40		86	80,733
Sr. Unsec’d. Notes	7.750		09/01/23		65	69,469
Sr. Unsec’d. Notes	7.750		09/01/24		200	214,250
Sr. Unsec’d. Notes	7.750		09/01/25		360	386,100
Sr. Unsec’d. Notes	7.750		09/01/26		250	268,438
Sr. Unsec’d. Notes	7.750		09/01/27		100	107,490
Sr. Unsec’d. Notes	8.994		02/01/24		200	222,500
Sr. Unsec’d. Notes	9.750		11/01/28		535	635,997
Sr. Unsec’d. Notes, 144A	—	(p)	05/31/40		35	32,857
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes	9.625		04/27/22		83	86,667
Sr. Unsec’d. Notes	9.750		01/22/25		200	212,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.125		11/20/45		80	85,301
Sr. Unsec’d. Notes	4.975		04/20/55		60	70,201
Sr. Unsec’d. Notes	5.100		06/18/50		290	347,275
Sr. Unsec’d. Notes	7.625		03/21/36		255	377,084
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes	8.500		04/14/24		200	140,676

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Zambia Government International Bond (Zambia), (cont’d.)
Unsec’d. Notes	5.375%	09/20/22	400	$276,000

TOTAL SOVEREIGN BONDS (cost $46,809,011)				47,370,345

TOTAL LONG-TERM INVESTMENTS (cost $378,782,584)				401,550,899

			Shares

SHORT-TERM INVESTMENTS 6.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			10,599,251	10,599,251
PGIM Institutional Money Market Fund (cost $17,281,161; includes $17,254,070 of cash collateral for securities on loan)(b)(w)			17,280,968	17,284,425

TOTAL SHORT-TERM INVESTMENTS (cost $27,880,412)				27,883,676

TOTAL INVESTMENTS 104.0% (cost $406,662,996)				429,434,575
Liabilities in excess of other assets(z) (4.0)%				(16,516,250)

NET ASSETS 100.0%				$412,918,325

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EGP—Egyptian Pound

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

See Notes to Financial Statements.

PGIM Income Builder Fund	47

Schedule of Investments (continued)

as of October 31, 2019

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CVT—Convertible Security

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

REITs—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

UTS—Unit Trust Security

Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $797,073 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,745,449; cash collateral of $17,254,070 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(g)	An affiliated security.
(p)	Interest rate not available as of October 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

48

Futures contracts outstanding at October 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
20	2 Year U.S. Treasury Notes	Dec. 2019	$4,312,031	$(5,537)
11	5 Year U.S. Treasury Notes	Dec. 2019	1,311,235	(6,653)
14	10 Year U.S. Treasury Notes	Dec. 2019	1,824,156	(6,717)
2	20 Year U.S. Treasury Bonds	Dec. 2019	322,750	(7,909)

				(26,816)

	Short Position:
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	379,500	16,270

				$(10,546)

Forward foreign currency exchange contracts outstanding at October 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/19	BNP Paribas S.A.	BRL	478	$119,755	$119,061	$—	$(694)
Expiring 11/04/19	Citibank, N.A.	BRL	200	49,000	49,915	915	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	2,319	569,500	578,030	8,530	—
Expiring 12/03/19	Barclays Bank PLC	BRL	209	52,000	52,068	68	—
Chilean Peso,
Expiring 12/18/19	BNP Paribas S.A.	CLP	96,855	133,530	130,761	—	(2,769)
Expiring 12/18/19	BNP Paribas S.A.	CLP	60,262	83,371	81,357	—	(2,014)
Expiring 12/18/19	BNP Paribas S.A.	CLP	44,848	62,250	60,547	—	(1,703)
Expiring 12/18/19	Citibank, N.A.	CLP	65,084	90,000	87,868	—	(2,132)
Expiring 12/18/19	Citibank, N.A.	CLP	44,970	63,000	60,712	—	(2,288)
Expiring 12/18/19	Goldman Sachs International	CLP	92,209	129,000	124,488	—	(4,512)
Expiring 12/18/19	Goldman Sachs International	CLP	63,010	87,000	85,067	—	(1,933)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	48,503	67,254	65,482	—	(1,772)

See Notes to Financial Statements.

PGIM Income Builder Fund	49

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/18/19	UBS AG	CLP	111,409	$153,850	$150,409	$—	$(3,441)
Expiring 12/18/19	UBS AG	CLP	18,964	26,200	25,602	—	(598)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	2,814	396,649	398,109	1,460	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	914	129,000	129,301	301	—
Expiring 05/14/21	Citibank, N.A.	CNH	2,567	367,933	358,583	—	(9,350)
Czech Koruna,
Expiring 01/17/20	Citibank, N.A.	CZK	2,099	90,000	91,854	1,854	—
Expiring 01/17/20	Citibank, N.A.	CZK	1,993	87,000	87,241	241	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CZK	1,794	78,000	78,519	519	—
Egyptian Pound,
Expiring 11/27/19	Citibank, N.A.	EGP	587	34,046	36,105	2,059	—
Expiring 11/27/19	Citibank, N.A.	EGP	382	22,164	23,498	1,334	—
Expiring 12/23/19	Morgan Stanley & Co. International PLC	EGP	743	43,980	45,394	1,414	—
Expiring 12/23/19	Morgan Stanley & Co. International PLC	EGP	423	25,000	25,804	804	—
Expiring 12/23/19	Morgan Stanley & Co. International PLC	EGP	321	18,980	19,590	610	—
Expiring 01/21/20	Citibank, N.A.	EGP	302	17,277	18,292	1,015	—
Expiring 01/28/20	Citibank, N.A.	EGP	674	39,389	40,777	1,388	—
Expiring 01/30/20	Citibank, N.A.	EGP	2,220	130,684	134,359	3,675	—
Expiring 01/30/20	Citibank, N.A.	EGP	737	42,282	44,597	2,315	—
Expiring 03/11/20	BNP Paribas S.A.	EGP	1,209	70,313	72,368	2,055	—
Hungarian Forint,
Expiring 01/17/20	Citibank, N.A.	HUF	19,697	67,000	67,155	155	—

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	HUF	30,193	$101,000	$102,942	$1,942	$—
Indian Rupee,
Expiring 12/18/19	BNP Paribas S.A.	INR	7,755	109,000	108,488	—	(512)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	69,064	948,711	966,219	17,508	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	9,190	127,980	128,575	595	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	7,109	99,000	99,459	459	—
Indonesian Rupiah,
Expiring 12/18/19	Citibank, N.A.	IDR	1,522,368	108,000	107,533	—	(467)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	2,751,368	195,000	194,344	—	(656)
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	357	102,000	101,563	—	(437)
Expiring 12/18/19	Bank of America, N.A.	ILS	335	96,000	95,174	—	(826)
Expiring 12/18/19	Barclays Bank PLC	ILS	388	111,000	110,420	—	(580)
Expiring 12/18/19	Citibank, N.A.	ILS	611	173,000	173,717	717	—
Expiring 12/18/19	Citibank, N.A.	ILS	367	105,300	104,349	—	(951)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	399	115,000	113,486	—	(1,514)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	360	102,224	102,350	126	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ILS	217	61,676	61,607	—	(69)
Japanese Yen,
Expiring 01/17/20	Morgan Stanley & Co. International PLC	JPY	18,657	173,312	173,694	382	—
Mexican Peso,
Expiring 12/18/19	Citibank, N.A.	MXN	1,586	82,000	81,823	—	(177)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	6,857	339,817	353,812	13,995	—

See Notes to Financial Statements.

PGIM Income Builder Fund	51

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/18/19	UBS AG	MXN	2,123	$110,000	$109,518	$—	$(482)
Expiring 12/18/19	UBS AG	MXN	1,197	60,941	61,741	800	—
New Taiwanese Dollar,
Expiring 12/18/19	Barclays Bank PLC	TWD	4,513	149,000	149,012	12	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	16,180	528,440	534,224	5,784	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TWD	2,753	90,000	90,899	899	—
Peruvian Nuevo Sol,
Expiring 12/18/19	BNP Paribas S.A.	PEN	1,400	414,140	417,883	3,743	—
Expiring 12/18/19	BNP Paribas S.A.	PEN	191	57,561	57,085	—	(476)
Expiring 12/18/19	Citibank, N.A.	PEN	450	133,000	134,321	1,321	—
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	4,277	82,000	84,088	2,088	—
Expiring 12/18/19	Barclays Bank PLC	PHP	2,686	52,500	52,802	302	—
Expiring 12/18/19	Credit Suisse International	PHP	5,722	112,000	112,481	481	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	7,919	150,446	155,691	5,245	—
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	395	103,000	103,388	388	—
Expiring 01/17/20	Citibank, N.A.	PLN	439	113,000	114,918	1,918	—
Expiring 01/17/20	Morgan Stanley & Co. International PLC	PLN	479	125,000	125,315	315	—
Expiring 01/17/20	UBS AG	PLN	273	71,000	71,434	434	—
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	5,591	86,692	86,572	—	(120)
Expiring 12/18/19	Barclays Bank PLC	RUB	5,300	80,000	82,072	2,072	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	RUB	3,932	$60,000	$60,894	$894	$—
Expiring 12/18/19	Citibank, N.A.	RUB	6,605	102,000	102,270	270	—
Expiring 12/18/19	Citibank, N.A.	RUB	5,070	78,000	78,502	502	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	RUB	7,312	112,530	113,229	699	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	31,427	462,500	486,641	24,141	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	16,240	240,000	251,468	11,468	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	204	150,000	150,252	252	—
Expiring 12/18/19	BNP Paribas S.A.	SGD	186	136,000	137,153	1,153	—
Expiring 12/18/19	Citibank, N.A.	SGD	143	104,205	105,330	1,125	—
Expiring 12/18/19	Goldman Sachs International	SGD	589	432,700	433,143	443	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	264	194,000	194,258	258	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	197	145,000	145,095	95	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	173	126,000	127,443	1,443	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	132	96,000	97,305	1,305	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	230	169,000	169,322	322	—
South African Rand,
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,882	122,754	123,745	991	—
Expiring 12/18/19	Citibank, N.A.	ZAR	986	66,000	64,854	—	(1,146)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,350	87,747	88,773	1,026	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,229	80,925	80,807	—	(118)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	660	45,000	43,412	—	(1,588)

See Notes to Financial Statements.

PGIM Income Builder Fund	53

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	239	$15,369	$15,712	$343	$—
South Korean Won,
Expiring 12/18/19	Citibank, N.A.	KRW	113,525	95,000	97,100	2,100	—
Expiring 12/18/19	Goldman Sachs International	KRW	115,115	97,000	98,460	1,460	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	208,466	178,635	178,304	—	(331)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	163,256	139,000	139,635	635	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	160,313	135,000	137,118	2,118	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	104,553	88,000	89,426	1,426	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	95,128	80,000	81,365	1,365	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	52,980	45,111	45,315	204	—
Swiss Franc,
Expiring 01/17/20	Morgan Stanley & Co. International PLC	CHF	71	72,200	72,537	337	—
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	3,041	99,106	100,767	1,661	—
Expiring 12/18/19	Barclays Bank PLC	THB	2,231	73,000	73,921	921	—
Expiring 12/18/19	BNP Paribas S.A.	THB	3,892	128,000	128,969	969	—
Expiring 12/18/19	BNP Paribas S.A.	THB	3,241	107,000	107,400	400	—
Expiring 12/18/19	Citibank, N.A.	THB	7,449	242,000	246,835	4,835	—
Expiring 12/18/19	Citibank, N.A.	THB	4,681	153,000	155,109	2,109	—
Expiring 12/18/19	Citibank, N.A.	THB	4,490	147,000	148,777	1,777	—
Expiring 12/18/19	Citibank, N.A.	THB	3,908	128,000	129,493	1,493	—
Expiring 12/18/19	Citibank, N.A.	THB	3,206	105,000	106,222	1,222	—

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	1,450	$47,708	$48,055	$347	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	3,185	104,000	105,552	1,552	—
Turkish Lira,
Expiring 12/18/19	Bank of America, N.A.	TRY	508	86,692	87,745	1,053	—
Expiring 12/18/19	Barclays Bank PLC	TRY	480	81,950	82,872	922	—
Expiring 12/18/19	Barclays Bank PLC	TRY	479	81,922	82,750	828	—
Expiring 12/18/19	Barclays Bank PLC	TRY	329	56,265	56,823	558	—
Expiring 12/18/19	Barclays Bank PLC	TRY	324	55,800	55,920	120	—
Expiring 12/18/19	Goldman Sachs International	TRY	306	52,500	52,804	304	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	251	43,000	43,366	366	—
Expiring 12/18/19	UBS AG	TRY	246	42,000	42,481	481	—

				$14,803,766	$14,930,641	170,531	(43,656)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	233	$56,000	$58,068	$—	$(2,068)
Expiring 11/04/19	The Toronto-Dominion Bank	BRL	2,569	616,442	640,474	—	(24,032)
Expiring 11/04/19	UBS AG	BRL	194	47,000	48,464	—	(1,464)
Expiring 12/03/19	BNP Paribas S.A.	BRL	478	119,564	118,848	716	—
Canadian Dollar,
Expiring 01/22/20	Barclays Bank PLC	CAD	271	206,149	205,572	577	—

See Notes to Financial Statements.

PGIM Income Builder Fund	55

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 12/18/19	BNP Paribas S.A.	CLP	145,616	$206,826	$196,591	$10,235	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CLP	579,986	804,419	783,018	21,401	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	289,993	402,209	391,509	10,700	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CLP	289,993	407,723	391,509	16,214	—
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,567	368,530	358,583	9,947	—
Colombian Peso,
Expiring 12/18/19	Bank of America, N.A.	COP	198,683	59,000	58,676	324	—
Expiring 12/18/19	Barclays Bank PLC	COP	311,652	92,000	92,038	—	(38)
Expiring 12/18/19	BNP Paribas S.A.	COP	142,057	42,153	41,952	201	—
Expiring 12/18/19	Goldman Sachs International	COP	334,601	98,499	98,816	—	(317)
Expiring 12/18/19	Goldman Sachs International	COP	220,675	65,000	65,171	—	(171)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	825,436	240,757	243,771	—	(3,014)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	278,669	82,019	82,297	—	(278)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	COP	193,188	55,000	57,053	—	(2,053)
Czech Koruna,
Expiring 01/17/20	Barclays Bank PLC	CZK	2,954	126,442	129,290	—	(2,848)
Egyptian Pound,
Expiring 12/23/19	Citibank, N.A.	EGP	1,185	71,214	72,374	—	(1,160)
Expiring 12/23/19	Citibank, N.A.	EGP	302	18,161	18,415	—	(254)
Euro,
Expiring 01/17/20	HSBC Bank USA, N.A.	EUR	1,653	1,835,293	1,854,126	—	(18,833)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	1,773	1,969,914	1,988,829	—	(18,915)

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	EUR	109	$121,777	$121,995	$—	$(218)
Expiring 01/17/20	UBS AG	EUR	1,926	2,133,914	2,160,150	—	(26,236)
Hungarian Forint,
Expiring 01/17/20	Barclays Bank PLC	HUF	22,966	78,000	78,301	—	(301)
Expiring 01/17/20	The Toronto-Dominion Bank	HUF	198,217	664,098	675,806	—	(11,708)
Indian Rupee,
Expiring 12/18/19	Bank of America, N.A.	INR	8,123	113,000	113,642	—	(642)
Expiring 12/18/19	Citibank, N.A.	INR	6,735	94,000	94,225	—	(225)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	9,166	128,000	128,236	—	(236)
Expiring 12/18/19	HSBC Bank USA, N.A.	INR	6,303	87,604	88,175	—	(571)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	INR	6,968	97,000	97,477	—	(477)
Indonesian Rupiah,
Expiring 12/18/19	Citibank, N.A.	IDR	1,339,124	94,000	94,590	—	(590)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	1,473,124	103,000	104,055	—	(1,055)
Expiring 12/18/19	HSBC Bank USA, N.A.	IDR	1,141,047	81,000	80,598	402	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	1,895,430	134,000	133,885	115	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	1,189,803	84,186	84,042	144	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	IDR	9,340,912	651,843	659,800	—	(7,957)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	IDR	1,224,726	86,000	86,509	—	(509)
Israeli Shekel,
Expiring 12/18/19	Bank of America, N.A.	ILS	148	42,257	42,211	46	—
Expiring 12/18/19	Citibank, N.A.	ILS	1,184	338,098	336,745	1,353	—
Expiring 12/18/19	HSBC Bank USA, N.A.	ILS	398	113,000	113,275	—	(275)

See Notes to Financial Statements.

PGIM Income Builder Fund	57

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/18/19	Citibank, N.A.	MXN	2,080	$108,000	$107,343	$657	$—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	MXN	1,841	93,545	95,012	—	(1,467)
New Taiwanese Dollar,
Expiring 12/18/19	Bank of America, N.A.	TWD	3,854	126,000	127,258	—	(1,258)
Expiring 12/18/19	Barclays Bank PLC	TWD	33,069	1,063,353	1,091,843	—	(28,490)
Expiring 12/18/19	BNP Paribas S.A.	TWD	3,993	130,000	131,826	—	(1,826)
Expiring 12/18/19	Goldman Sachs International	TWD	3,979	131,000	131,383	—	(383)
Expiring 12/18/19	Goldman Sachs International	TWD	3,868	125,000	127,693	—	(2,693)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	6,332	207,030	209,050	—	(2,020)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	3,996	129,000	131,945	—	(2,945)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	3,765	123,000	124,293	—	(1,293)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TWD	3,069	99,000	101,329	—	(2,329)
New Zealand Dollar,
Expiring 01/22/20	Morgan Stanley & Co. International PLC	NZD	360	228,633	231,341	—	(2,708)
Peruvian Nuevo Sol,
Expiring 12/18/19	Bank of America, N.A.	PEN	520	154,500	155,343	—	(843)
Expiring 12/18/19	Bank of America, N.A.	PEN	450	134,000	134,255	—	(255)
Expiring 12/18/19	Citibank, N.A.	PEN	383	115,000	114,477	523	—
Philippine Peso,
Expiring 12/18/19	Barclays Bank PLC	PHP	6,395	122,000	125,713	—	(3,713)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	8,544	163,000	167,961	—	(4,961)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	3,769	72,000	74,100	—	(2,100)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	PHP	3,649	70,000	71,745	—	(1,745)

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 01/17/20	Barclays Bank PLC	PLN	107	$27,495	$27,998	$—	$(503)
Russian Ruble,
Expiring 12/18/19	Bank of America, N.A.	RUB	5,074	77,000	78,570	—	(1,570)
Expiring 12/18/19	Barclays Bank PLC	RUB	5,479	83,000	84,840	—	(1,840)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	339	243,407	249,055	—	(5,648)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	SGD	228	167,000	167,411	—	(411)
South African Rand,
Expiring 12/18/19	Bank of America, N.A.	ZAR	1,299	86,692	85,411	1,281	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,733	115,600	113,944	1,656	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,325	87,641	87,080	561	—
Expiring 12/18/19	Barclays Bank PLC	ZAR	1,146	76,047	75,356	691	—
Expiring 12/18/19	Citibank, N.A.	ZAR	1,334	87,253	87,692	—	(439)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ZAR	1,367	91,931	89,874	2,057	—
South Korean Won,
Expiring 12/18/19	Bank of America, N.A.	KRW	203,238	169,147	173,833	—	(4,686)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	KRW	148,530	124,000	127,040	—	(3,040)
Expiring 12/18/19	The Toronto-Dominion Bank	KRW	105,926	88,000	90,600	—	(2,600)
Swiss Franc,
Expiring 01/17/20	UBS AG	CHF	68	68,951	69,731	—	(780)
Thai Baht,
Expiring 12/18/19	HSBC Bank USA, N.A.	THB	5,080	168,000	168,328	—	(328)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	3,327	108,000	110,238	—	(2,238)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	2,372	77,000	78,597	—	(1,597)

See Notes to Financial Statements.

PGIM Income Builder Fund	59

Schedule of Investments (continued)

as of October 31, 2019

Forward foreign currency exchange contracts outstanding at October 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	2,303	$75,000	$76,326	$—	$(1,326)
Expiring 12/18/19	UBS AG	THB	3,322	108,000	110,061	—	(2,061)
Turkish Lira,
Expiring 12/18/19	Bank of America, N.A.	TRY	103	17,485	17,711	—	(226)
Expiring 12/18/19	Barclays Bank PLC	TRY	412	70,000	71,074	—	(1,074)
Expiring 12/18/19	Barclays Bank PLC	TRY	328	55,000	56,626	—	(1,626)
Expiring 12/18/19	Barclays Bank PLC	TRY	84	14,000	14,552	—	(552)
Expiring 12/18/19	Citibank, N.A.	TRY	241	40,000	41,608	—	(1,608)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	972	160,692	167,777	—	(7,085)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	TRY	367	60,527	63,389	—	(2,862)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	312	51,000	53,834	—	(2,834)

				$19,227,020	$19,381,627	79,801	(234,408)

						$250,332	$(278,064)

Credit default swap agreements outstanding at October 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	5,250	$(352,532)	$(404,930)	$(52,398)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

60

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$470,000	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2019 in valuing such portfolio securities:

See Notes to Financial Statements.

PGIM Income Builder Fund	61

Schedule of Investments (continued)

as of October 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$72,415,730	$—	$—
Common Stocks	143,722,672	23,897,831	430,823
Exchange-Traded Funds	48,348,456	—	—
Preferred Stocks	13,232,101	—	—
Rights	—	4,763	—
Asset-Backed Securities
Collateralized Loan Obligations	—	8,078,869	—
Bank Loans	—	99,092	366,250
Convertible Bond	—	645,973	—
Corporate Bonds	—	70,821,670	—
Sovereign Bonds	—	47,370,345	—

Total	$277,718,959	$150,918,543	$797,073

Other Financial Instruments*
Assets
Futures Contracts	$16,270	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	250,332	—

Total	$16,270	$250,332	$—

Liabilities
Futures Contracts	$(26,816)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(278,064)	—
Centrally Cleared Credit Default Swap Agreement	—	(52,398)	—

Total	$(26,816)	$(330,462)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2019 were as follows (unaudited):

Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	17.6%
Oil, Gas & Consumable Fuels	12.5
Exchange-Traded Funds	11.7
Sovereign Bonds	11.5
Equity Real Estate Investment Trusts (REITs)	11.3
Oil & Gas	3.0
Banks	2.4

Semiconductors & Semiconductor Equipment	2.1%
Collateralized Loan Obligations	2.0
Chemicals	1.6
Pharmaceuticals	1.6
Aerospace & Defense	1.5
Telecommunications	1.4
Electric Utilities	1.4
Electric	1.2
Health Care Equipment & Supplies	1.1

See Notes to Financial Statements.

62

Industry Classification (continued):

Entertainment	1.0%
Media	1.0
Specialty Retail	0.9
Real Estate Management & Development	0.9
Multi-Utilities	0.9
Retail	0.9
Home Builders	0.8
Healthcare-Services	0.8
Insurance	0.7
Diversified Telecommunication Services	0.6
Commercial Services	0.6
Software	0.6
Household Products	0.6
Hotels, Restaurants & Leisure	0.6
Wireless Telecommunication Services	0.6
Diversified Financial Services	0.5
Mining	0.5
Pipelines	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Independent Power & Renewable Electricity Producers	0.5
Auto Parts & Equipment	0.4
Food & Staples Retailing	0.4
Consumer Finance	0.4
Communications Equipment	0.3
Building Materials	0.3
Foods	0.3
Food Products	0.3
Technology Hardware, Storage & Peripherals	0.3
Transportation Infrastructure	0.3
Computers	0.3
Auto Manufacturers	0.3

Tobacco	0.2%
Real Estate	0.2
Engineering & Construction	0.2
Transportation	0.2
Commercial Services & Supplies	0.2
Road & Rail	0.2
Packaging & Containers	0.2
Gas	0.2
Internet	0.1
Personal Products	0.1
Iron/Steel	0.1
Energy-Alternate Sources	0.1
Machinery-Diversified	0.1
Agriculture	0.1
Capital Markets	0.1
Real Estate Investment Trusts (REITs)	0.1
Advertising	0.1
Distribution/Wholesale	0.0	*
Lodging	0.0	*
Housewares	0.0	*
Beverages	0.0	*
Miscellaneous Manufacturing	0.0	*
Household Products/Wares	0.0	*
Coal	0.0	*

	104.0
Liabilities in excess of other assets	(4.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2019 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Income Builder Fund	63

Schedule of Investments (continued)

as of October 31, 2019

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$52,398	*
Equity contracts	Unaffiliated investments	4,763		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	250,332		Unrealized depreciation on OTC forward foreign currency exchange contracts	278,064
Interest rate contracts	Due from/to broker-variation margin futures	16,270	*	Due from/to broker-variation margin futures	26,816	*

		$271,365			$357,278

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(2,322)
Foreign exchange contracts	—	275,577	—
Interest rate contracts	150,718	—	—

Total	$150,718	$275,577	$(2,322)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(52,398)
Equity contracts	4,763	—	—	—
Foreign exchange contracts	—	—	(103,044)	—
Interest rate contracts	—	48,041	—	—

Total	$4,763	$48,041	$(103,044)	$(52,398)

See Notes to Financial Statements.

64

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$6,296,834	$804,112	$15,341,738

Forward Foreign Currency Exchange Contracts - Sold(2)	Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements— Buy Protection(1)
$18,108,403	$138,084	$1,644,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$16,745,449	$(16,745,449)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$2,704	$(10,863)	$(8,159)	$—	$(8,159)
Barclays Bank PLC	15,562	(47,213)	(31,651)	—	(31,651)
BNP Paribas S.A.	21,233	(9,994)	11,239	—	11,239
Citibank, N.A.	36,873	(20,787)	16,086	—	16,086
Credit Suisse International	481	—	481	—	481

See Notes to Financial Statements.

PGIM Income Builder Fund	65

Schedule of Investments (continued)

as of October 31, 2019

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Goldman Sachs International	$2,207	$(10,009)	$(7,802)	$—	$(7,802)
HSBC Bank USA, N.A.	749	(21,954)	(21,205)	—	(21,205)
JPMorgan Chase Bank, N.A.	100,683	(69,357)	31,326	—	31,326
Morgan Stanley & Co. International PLC	68,125	(14,485)	53,640	—	53,640
The Toronto-Dominion Bank	—	(38,340)	(38,340)	—	(38,340)
UBS AG	1,715	(35,062)	(33,347)	—	(33,347)

	$250,332	$(278,064)	$(27,732)	$—	$(27,732)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

66

Statement of Assets and Liabilities

as of October 31, 2019

Assets
Investments at value, including securities on loan of $16,745,449:
Unaffiliated investments (cost $325,723,885)	$346,321,465
Affiliated investments (cost $80,939,111)	83,113,110
Cash	1,934
Foreign currency, at value (cost $198,548)	199,315
Dividends and interest receivable	2,896,704
Receivable for investments sold	1,265,920
Receivable for Fund shares sold	938,376
Deposit with broker for centrally cleared/exchange-traded derivatives	470,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	250,332
Tax reclaim receivable	26,632
Due from broker—variation margin futures	18,863
Due from broker—variation margin swaps	12,331
Prepaid expenses	2,554

Total Assets	435,517,536

Liabilities
Payable to broker for collateral for securities on loan	17,254,070
Payable for investments purchased	3,652,517
Payable for Fund shares reacquired	838,976
Unrealized depreciation on OTC forward foreign currency exchange contracts	278,064
Accrued expenses and other liabilities	224,527
Distribution fee payable	120,002
Management fee payable	110,964
Dividends payable	102,861
Affiliated transfer agent fee payable	17,230

Total Liabilities	22,599,211

Net Assets	$412,918,325

Net assets were comprised of:
Shares of beneficial interest, at par	$42,720
Paid-in capital in excess of par	414,026,399
Total distributable earnings (loss)	(1,150,794)

Net assets, October 31, 2019	$412,918,325

See Notes to Financial Statements.

PGIM Income Builder Fund	67

Statement of Assets and Liabilities

as of October 31, 2019

Class A
Net asset value and redemption price per share,
($156,683,222 ÷ 16,168,779 shares of beneficial interest issued and outstanding)	$9.69
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.15

Class B
Net asset value, offering price and redemption price per share,
($1,144,891 ÷ 120,637 shares of beneficial interest issued and outstanding)	$9.49

Class C
Net asset value, offering price and redemption price per share,
($100,653,488 ÷ 10,609,273 shares of beneficial interest issued and outstanding)	$9.49

Class R
Net asset value, offering price and redemption price per share,
($1,762,469 ÷ 182,167 shares of beneficial interest issued and outstanding)	$9.68

Class Z
Net asset value, offering price and redemption price per share,
($147,833,765 ÷ 15,143,030 shares of beneficial interest issued and outstanding)	$9.76

Class R6
Net asset value, offering price and redemption price per share,
($4,840,490 ÷ 496,095 shares of beneficial interest issued and outstanding)	$9.76

See Notes to Financial Statements.

68

Statement of Operations

Year Ended October 31, 2019

Net Investment Income (Loss)
Income
Interest income	$8,993,847
Unaffiliated dividend income (net of $142,519 foreign withholding tax)	7,343,592
Affiliated dividend income	2,249,994
Income from securities lending, net (including affiliated income of $16,584)	60,124

Total income	18,647,557

Expenses
Management fee	2,795,153
Distribution fee(a)	1,521,179
Transfer agent’s fees and expenses (including affiliated expense of $104,439)(a)	416,881
Custodian and accounting fees	307,860
Shareholders’ reports	192,457
Registration fees(a)	79,440
Audit fee	51,420
Legal fees and expenses	22,794
Trustees’ fees	18,214
Miscellaneous	36,136

Total expenses	5,441,534
Less: Fee waiver and/or expense reimbursement(a)	(1,519,627)
Distribution fee waiver(a)	(81,001)

Net expenses	3,840,906

Net investment income (loss)	14,806,651

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $295,981)	7,603,111
Futures transactions	150,718
Forward and cross currency contract transactions	275,577
Swap agreement transactions	(2,322)
Foreign currency transactions	(90,442)

7,936,642

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,632,106)	17,699,253
Futures	48,041
Forward and cross currency contracts	(103,044)
Swap agreements	(52,398)
Foreign currencies	3,666

17,595,518

Net gain (loss) on investment and foreign currency transactions	25,532,160

Net Increase (Decrease) In Net Assets Resulting From Operations	$40,338,811

See Notes to Financial Statements.

PGIM Income Builder Fund	69

Statement of Operations

Year Ended October 31, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	459,197	14,170	1,034,406	13,406	—	—
Transfer agent’s fees and expenses	180,017	8,274	90,548	2,527	135,360	155
Registration fees	13,767	13,068	15,742	13,068	15,832	7,963
Fee waiver and/or expense reimbursement	(585,974)	(24,936)	(370,790)	(20,167)	(498,883)	(18,877)
Distribution fee waiver	(76,533)	—	—	(4,468)	—	—

See Notes to Financial Statements.

70

Statements of Changes in Net Assets

	Year Ended October 31,

	2019	2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,806,651	$15,407,565
Net realized gain (loss) on investment and foreign currency transactions	7,936,642	91,163
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,595,518	(21,095,379)

Net increase (decrease) in net assets resulting from operations	40,338,811	(5,596,651)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,442,235)	(5,875,719)
Class B	(50,955)	(60,426)
Class C	(3,718,035)	(3,586,836)
Class R	(71,291)	(39,506)
Class Z	(5,983,556)	(5,173,783)
Class R6	(184,335)	(113,903)

	(16,450,407)	(14,850,173)

Tax return of capital distributions
Class A	(234,063)	(1,059,381)
Class B	(1,851)	(10,895)
Class C	(135,086)	(646,700)
Class R	(2,590)	(7,123)
Class Z	(217,398)	(932,823)
Class R6	(6,697)	(20,537)

	(597,685)	(2,677,459)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	73,837,097	80,250,069
Net asset value of shares issued in reinvestment of dividends and distributions	15,652,104	15,428,166
Cost of shares reacquired	(103,251,012)	(117,650,414)

Net increase (decrease) in net assets from Fund share transactions	(13,761,811)	(21,972,179)

Total increase (decrease)	9,528,908	(45,096,462)

Net Assets:
Beginning of year	403,389,417	448,485,879

End of year	$412,918,325	$403,389,417

See Notes to Financial Statements.

PGIM Income Builder Fund	71

Notes to Financial Statements

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of one fund: PGIM Income Builder Fund (the “Fund”) is a diversified fund for the purposes of the 1940 Act.

The investment objective of the Fund is seek income and long-term capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

72

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker

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Notes to Financial Statements (continued)

quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net

74

assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward

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Notes to Financial Statements (continued)

currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements

76

in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a

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Notes to Financial Statements (continued)

particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

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Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Notes to Financial Statements (continued)

As of October 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of

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the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs): The Fund invested in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies

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Notes to Financial Statements (continued)

(“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into subadvisory agreements with QMA LLC (“QMA”) (formerly known as Quantitative Management Associates LLC), Jennison Associates LLC, PGIM, Inc. and PGIM Limited (on behalf of its PGIM Fixed Income and PGIM Real Estate units), (each a “Subadviser” and together, the “Subadvisers”). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of

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compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion and 0.65% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the year ended October 31, 2019.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class B shares, 1.70% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class R shares, 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares.

For the year ended October 31, 2019, PIMS received $266,610 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended October 31, 2019, PIMS received $601 and $5,556 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees,

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Notes to Financial Statements (continued)

PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Limted, Jennison Associates LLC, PGIM Investments, PIMS, and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net” respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended October 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2019, were $427,874,324 and $447,647,750, respectively.

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A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended October 31, 2019, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$7,129,578	$312,324,748	$308,855,075	$—	$—	$10,599,251	10,599,251	$251,357
PGIM Floating Rate Income Fund*
4,166,038	21,488	4,113,123	20,783	(95,186)	—	—	30,484
PGIM Institutional Money Market Fund*
9,221,511	80,534,736	72,475,366	2,578	966	17,284,425	17,280,968	16,584	**
PGIM QMA International Equity Fund*
—	3,100,000	—	76,536	—	3,176,536	436,938	—
PGIM QMA Strategic Alpha International Equity ETF*
—	10,224,000	—	473,380	—	10,697,380	200,000	38,780
PGIM Short Duration High Yield Income Fund*
4,238,989	22,415,021	6,459,400	354,493	14,335	20,563,438	2,300,161	915,291
PGIM Total Return Bond Fund *
19,047,477	19,001,061	19,336,660	1,704,336	375,866	20,792,080	1,384,293	1,014,082

$43,803,593	$447,621,054	$411,239,624	$2,632,106	$295,981	$83,113,110		$2,266,578

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par. For the year ended October 31, 2019, the adjustments were to increase total distributable loss and increase paid-in capital in excess of par by $1,212,881 due to investments in partnerships. Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

For the year ended October 31, 2019, the tax character of dividends paid by the Fund were $16,450,407 of ordinary income and $597,685 of tax return of capital. For the year ended October 31, 2018, the tax character of dividends paid by the Fund were $14,850,173 of ordinary income $2,677,459 of tax return of capital.

As of October 31, 2019, there were no undistributed earnings on a tax basis.

PGIM Income Builder Fund	85

Notes to Financial Statements (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2019 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$416,909,300	$31,744,636	$(19,310,037)	$12,434,599

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales, investments in partnerships and other cost basis differences between financial and tax accounting.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $13,483,000 which can be carried forward for an unlimited period. The Fund utilized approximately $7,532,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31, 2019. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis

86

approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class R, Class Z and Class R6.

At reporting period end, ten shareholders of record, each holding greater than 5% of the Fund, held 77% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended October 31, 2019:
Shares sold	1,672,862	$15,764,279
Shares issued in reinvestment of dividends and distributions	690,793	6,490,092
Shares reacquired	(3,641,941)	(33,864,753)

Net increase (decrease) in shares outstanding before conversion	(1,278,286)	(11,610,382)
Shares issued upon conversion from other share class(es)	945,183	9,070,452
Shares reacquired upon conversion into other share class(es)	(363,702)	(3,467,673)

Net increase (decrease) in shares outstanding	(696,805)	$(6,007,603)

Year ended October 31, 2018:
Shares sold	2,529,383	$24,326,647
Shares issued in reinvestment of dividends and distributions	684,537	6,526,719
Shares reacquired	(3,684,232)	(35,181,399)

Net increase (decrease) in shares outstanding before conversion	(470,312)	(4,328,033)
Shares issued upon conversion from other share class(es)	163,484	1,564,532
Shares reacquired upon conversion into other share class(es)	(598,883)	(5,702,892)

Net increase (decrease) in shares outstanding	(905,711)	$(8,466,393)

Class B
Year ended October 31, 2019:
Shares sold	3,072	$29,368
Shares issued in reinvestment of dividends and distributions	5,767	52,806
Shares reacquired	(29,198)	(270,915)

Net increase (decrease) in shares outstanding before conversion	(20,359)	(188,741)
Shares reacquired upon conversion into other share class(es)	(51,415)	(476,949)

Net increase (decrease) in shares outstanding	(71,774)	$(665,690)

Year ended October 31, 2018:
Shares sold	9,986	$94,504
Shares issued in reinvestment of dividends and distributions	7,403	69,278
Shares reacquired	(16,011)	(148,536)

Net increase (decrease) in shares outstanding before conversion	1,378	15,246
Shares reacquired upon conversion into other share class(es)	(55,851)	(525,447)

Net increase (decrease) in shares outstanding	(54,473)	$(510,201)

PGIM Income Builder Fund	87

Notes to Financial Statements (continued)

Class C	Shares	Amount
Year ended October 31, 2019:
Shares sold	1,704,279	$15,708,834
Shares issued in reinvestment of dividends and distributions	396,872	3,645,078
Shares reacquired	(2,597,954)	(23,643,831)

Net increase (decrease) in shares outstanding before conversion	(496,803)	(4,289,919)
Shares reacquired upon conversion into other share class(es)	(1,178,598)	(11,051,858)

Net increase (decrease) in shares outstanding	(1,675,401)	$(15,341,777)

Year ended October 31, 2018:
Shares sold	1,893,897	$17,817,356
Shares issued in reinvestment of dividends and distributions	413,102	3,863,201
Shares reacquired	(3,245,407)	(30,365,820)

Net increase (decrease) in shares outstanding before conversion	(938,408)	(8,685,263)
Shares reacquired upon conversion into other share class(es)	(482,459)	(4,491,513)

Net increase (decrease) in shares outstanding	(1,420,867)	$(13,176,776)

Class R
Year ended October 31, 2019:
Shares sold	32,714	$309,924
Shares issued in reinvestment of dividends and distributions	7,829	73,372
Shares reacquired	(52,589)	(500,289)

Net increase (decrease) in shares outstanding	(12,046)	$(116,993)

Year ended October 31, 2018:
Shares sold	140,814	$1,346,701
Shares issued in reinvestment of dividends and distributions	4,864	46,176
Shares reacquired	(14,970)	(142,231)

Net increase (decrease) in shares outstanding	130,708	$1,250,646

Class Z
Year ended October 31, 2019:
Shares sold	4,239,459	$40,355,685
Shares issued in reinvestment of dividends and distributions	548,948	5,199,630
Shares reacquired	(4,734,303)	(44,177,541)

Net increase (decrease) in shares outstanding before conversion	54,104	1,377,774
Shares issued upon conversion from other share class(es)	672,125	6,434,135
Shares reacquired upon conversion into other share class(es)	(71,462)	(683,130)

Net increase (decrease) in shares outstanding	654,767	$7,128,779

Year ended October 31, 2018:
Shares sold	3,661,114	$35,352,541
Shares issued in reinvestment of dividends and distributions	498,851	4,788,384
Shares reacquired	(5,306,867)	(51,027,556)

Net increase (decrease) in shares outstanding before conversion	(1,146,902)	(10,886,631)
Shares issued upon conversion from other share class(es)	1,025,333	9,817,130
Shares reacquired upon conversion into other share class(es)	(93,008)	(895,480)

Net increase (decrease) in shares outstanding	(214,577)	$(1,964,981)

88

Class R6	Shares	Amount
Year ended October 31, 2019:
Shares sold	176,297	$1,669,007
Shares issued in reinvestment of dividends and distributions	20,151	191,126
Shares reacquired	(83,060)	(793,683)

Net increase (decrease) in shares outstanding before conversion	113,388	1,066,450
Shares issued upon conversion from other share class(es)	18,454	175,023

Net increase (decrease) in shares outstanding	131,842	$1,241,473

Year ended October 31, 2018:
Shares sold	136,808	$1,312,320
Shares issued in reinvestment of dividends and distributions	14,019	134,408
Shares reacquired	(81,499)	(784,872)

Net increase (decrease) in shares outstanding before conversion	69,328	661,856
Shares issued upon conversion from other share class(es)	24,208	233,670

Net increase (decrease) in shares outstanding	93,536	$895,526

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

PGIM Income Builder Fund	89

Notes to Financial Statements (continued)

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate

90

risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when

PGIM Income Builder Fund	91

Notes to Financial Statements (continued)

compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

92

Financial Highlights

Class A Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.12	$9.62	$9.36	$9.39	$11.90
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.35	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.62	(0.46)	0.32	0.06	(0.70)
Total from investment operations	0.98	(0.11)	0.67	0.43	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.33)	(0.36)	(0.40)	(0.44)
Tax return of capital distributions	(0.01)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	(1.76)
Total dividends and distributions	(0.41)	(0.39)	(0.41)	(0.46)	(2.20)
Net asset value, end of year	$9.69	$9.12	$9.62	$9.36	$9.39
Total Return(b):	11.01%	(1.22)%	7.34%	4.76%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$156,683	$153,762	$171,047	$165,090	$141,432
Average net assets (000)	$153,066	$169,651	$167,079	$143,159	$109,965
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.85%	0.83%	0.78%
Expenses before waivers and/or expense reimbursement	1.28%	1.25%	1.27%	1.30%	1.37%
Net investment income (loss)	3.82%	3.63%	3.69%	4.05%	3.96%
Portfolio turnover rate(e)	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	93

Financial Highlights (continued)

Class B Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.94	$9.45	$9.19	$9.23	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.27	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60	(0.46)	0.33	0.05	(0.70)
Total from investment operations	0.89	(0.19)	0.61	0.35	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.27)	(0.31)	(0.34)	(0.37)
Tax return of capital distributions	(0.01)	(0.05)	(0.04)	(0.05)	-
Distributions from net realized gains	-	-	-	-	(1.76)
Total dividends and distributions	(0.34)	(0.32)	(0.35)	(0.39)	(2.13)
Net asset value, end of year	$9.49	$8.94	$9.45	$9.19	$9.23
Total Return(b):	10.20%	(2.08)%	6.69%	3.97%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,145	$1,720	$2,332	$2,575	$3,083
Average net assets (000)	$1,417	$2,080	$2,532	$2,762	$3,824
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	1.60%	1.58%	1.51%
Expenses before waivers and/or expense reimbursement	3.36%	2.96%	1.97%	2.00%	2.09%
Net investment income (loss)	3.12%	2.88%	2.95%	3.34%	3.24%
Portfolio turnover rate(e)	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

94

Class C Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.94	$9.44	$9.18	$9.23	$11.74
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.27	0.27	0.30	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.61	(0.45)	0.34	0.04	(0.69)
Total from investment operations	0.89	(0.18)	0.61	0.34	(0.38)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.27)	(0.31)	(0.34)	(0.37)
Tax return of capital distributions	(0.01)	(0.05)	(0.04)	(0.05)	-
Distributions from net realized gains	-	-	-	-	(1.76)
Total dividends and distributions	(0.34)	(0.32)	(0.35)	(0.39)	(2.13)
Net asset value, end of year	$9.49	$8.94	$9.44	$9.18	$9.23
Total Return(b):	10.32%	(1.98)%	6.69%	3.86%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$100,653	$109,767	$129,397	$108,543	$75,622
Average net assets (000)	$103,441	$123,584	$122,174	$88,099	$44,389
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	1.60%	1.58%	1.55%
Expenses before waivers and/or expense reimbursement	1.96%	1.94%	1.98%	2.00%	2.05%
Net investment income (loss)	3.09%	2.88%	2.93%	3.27%	3.19%
Portfolio turnover rate(e)	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	95

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.10	$9.61	$9.34	$9.38	$11.89
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.31	0.33	0.35	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63	(0.45)	0.33	0.05	(0.69)
Total from investment operations	0.97	(0.14)	0.66	0.40	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.38)	(0.31)	(0.34)	(0.38)	(0.42)
Tax return of capital distributions	(0.01)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	(1.76)
Total dividends and distributions	(0.39)	(0.37)	(0.39)	(0.44)	(2.18)
Net asset value, end of year	$9.68	$9.10	$9.61	$9.34	$9.38
Total Return(b):	10.88%	(1.58)%	7.20%	4.40%	(2.83)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,762	$1,768	$610	$561	$359
Average net assets (000)	$1,787	$1,196	$579	$404	$427
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.10%	1.08%	1.03%
Expenses before waivers and/or expense reimbursement	2.48%	3.02%	1.73%	1.75%	1.82%
Net investment income (loss)	3.57%	3.25%	3.41%	3.76%	3.69%
Portfolio turnover rate(e)	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

96

Class Z Shares
	Year Ended October 31,
	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.18	$9.69	$9.42	$9.45	$11.96
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.37	0.38	0.40	0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.63	(0.46)	0.33	0.05	(0.69)
Total from investment operations	1.02	(0.09)	0.71	0.45	(0.28)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.39)	(0.42)	(0.47)
Tax return of capital distributions	(0.02)	(0.06)	(0.05)	(0.06)	-
Distributions from net realized gains	-	-	-	-	(1.76)
Total dividends and distributions	(0.44)	(0.42)	(0.44)	(0.48)	(2.23)
Net asset value, end of year	$9.76	$9.18	$9.69	$9.42	$9.45
Total Return(b):	11.44%	(1.08)%	7.67%	4.98%	(2.33)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$147,834	$133,029	$142,478	$84,046	$74,114
Average net assets (000)	$135,434	$141,463	$119,795	$64,595	$45,082
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.60%	0.60%	0.60%	0.58%	0.56%
Expenses before waivers and/or expense reimbursement	0.97%	0.96%	0.98%	1.00%	1.03%
Net investment income (loss)	4.06%	3.87%	3.90%	4.35%	4.15%
Portfolio turnover rate(e)	110%	114%	102%	90%	93%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Income Builder Fund	97

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,		December 30, 2016(a) through October 31, 2017
	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.18	$9.69	$9.44
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.37	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64	(0.46)	0.31
Total from investment operations	1.02	(0.09)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.31)
Tax return of capital distributions	(0.02)	(0.06)	(0.05)
Total dividends and distributions	(0.44)	(0.42)	(0.36)
Net asset value, end of period	$9.76	$9.18	$9.69
Total Return(c):	11.33%	(1.07)%	6.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,840	$3,343	$2,622
Average net assets (000)	$4,163	$3,088	$1,384
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.60%	0.60%	0.60%	(f)
Expenses before waivers and/or expense reimbursement	1.05%	1.32%	0.90%	(f)
Net investment income (loss)	4.04%	3.85%	3.74%	(f)
Portfolio turnover rate(g)	110%	114%	102%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

98

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Income Builder Fund and Board of Trustees

Prudential Investment Portfolios 16:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Income Builder Fund, a series of Prudential Investment Portfolios 16, (the Fund), including the schedule of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended October 31, 2019, and the financial highlights for the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

December 19, 2019

PGIM Income Builder Fund	99

Tax Information (unaudited)

For the year ended October 31, 2019, the Fund reports the maximum amount allowable but not less than the following percentages of ordinary income dividends paid as: 1) qualified dividend income in accordance with Section 854 of the Internal Revenue Code (QDI); and 2) eligible for the corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Income Builder Fund	28.99%	20.97%

In January 2020, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2019.

100

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Income Builder Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Income Builder Fund

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

PGIM Income Builder Fund

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President of PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

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Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

PGIM Income Builder Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Income Builder Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with each of QMA LLC (“QMA”), Jennison Associates LLC (“Jennison”), PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income and PGIM Real Estate units. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, QMA, Jennison, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information

[1]	PGIM Income Builder Fund is a series of Prudential Investment Portfolios 16.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of QMA, Jennison, PGIML and PGIM (through its PGIM Fixed Income and PGIM Real Estate units), which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate. The Board noted that QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate are each affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of each subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of each subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and each of QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate and also considered

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the qualifications, backgrounds and responsibilities of each subadviser’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and each of QMA’s, Jennison’s, PGIML’s, PGIM Fixed Income’s and PGIM Real Estate’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, QMA, Jennison, PGIM Fixed Income and PGIM Real Estate. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, QMA, Jennison, PGIML and PGIM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by each of QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and each of QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA, Jennison, PGIML, PGIM Fixed Income, PGIM Real Estate and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA, Jennison, PGIML, PGIM Fixed Income and PGIM Real Estate included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, QMA PGIML, Jennison and PGIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgiminvestments.com

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Fund outperformed its fixed-income benchmark index (the Bloomberg Barclays US Aggregate Bond Index) over the three- and ten-year periods, though it underperformed its fixed-income benchmark index over the one- and five-year periods.

•	The Board also noted that the Fund underperformed its equity benchmark index (the S&P 500 Index) over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares, 1.20% for Class R shares, 0.70% for Class Z shares, and 0.70% for Class R6 shares through February 29, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Income Builder Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Income Builder Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX	PCGQX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504	74442X769

MFSP504E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services – (a) Audit Fees

For the fiscal years ended October 31, 2019 and October 31, 2018, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $51,420 and $118,782 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended October 31, 2019, fees of $1,418 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended October 31, 2018, there are no fees to report.

(c) Tax Fees

For the fiscal years ended October 31, 2019 and August 31, 2018: none.

(d) All Other Fees

For the fiscal years ended October 31, 2019 and August 31, 2018: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the

Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal year ended October 31, 2019, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended October 31, 2018: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2019 and August 31, 2018 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants –

The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Kevin J. Bannon (chair), Laurie Simon Hodrick, Michael S. Hyland, CFA, Brian K. Reid, and Keith F. Hartstein (ex-officio).

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	December 19, 2019